Fair Value Measurement - Schedule of Fair Value Hierarchy of Assets That Are Measured at Fair Value on Non-recurring Basis (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement
Other equity investments	¥ 45,726,391	¥ 66,390,898
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
Fair Value Measurement
Other equity investments	1,576,391	22,471,700
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Fair Value, Nonrecurring
Fair Value Measurement
Other equity investments	1,576,391	22,471,700
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Level 3 | Fair Value, Nonrecurring
Fair Value Measurement
Other equity investments	¥ 1,576,391	22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom")
Fair Value Measurement
Other equity investments		5,919,198
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom") | Fair Value, Nonrecurring
Fair Value Measurement
Other equity investments		5,919,198
Beijing GlobalWisdom Information Technology Co., Ltd. ("GlobalWisdom") | Level 3 | Fair Value, Nonrecurring
Fair Value Measurement
Other equity investments		¥ 5,919,198